Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Bottom of range [member]
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00
Common shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	6,950,400	6,095,201
Number of shares issued	74,011
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	0
Common shares [member] | Share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	0